Listing Related Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Listing Related Expenses Explanatory [Abstract]
Listing related expenses	$ 3,366	$ 4,832